Balance Sheet Details (Details) - Schedule of accrued expenses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses [Abstract]
Accrued license fees	$ 225,000
Accrued research and development	300,182
Accrued deferred offering costs	246,236
Accrued compensation	234,265
Accrued other	49,832
Total	$ 1,055,515